United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-8519

(Investment Company Act File Number)

Federated Core Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 06/30/17

Date of Reporting Period: Quarter ended 03/31/17

Item 1.	Schedule of Investments

Federated Bank Loan Core Fund
Portfolio of Investments
March 31, 2017 (unaudited)
Principal Amount or Shares		Value
	FLOATING RATE LOANS—92.5%
	Aerospace/Defense—2.0%
$876,364	B/E Aerospace, Inc., Term Loan—1st Lien, 4.03%, 12/16/2021	$877,459
2,651,470	Engility Corp., Term Loan—1st Lien, 4.75%, 8/12/2023	2,669,288
3,833,566	TransDigm, Inc., Term Loan—1st Lien, 3.75%, 5/14/2022	3,826,052
972,500	TransDigm, Inc., Term Loan—1st Lien, 3.98%, 6/4/2021	971,547
6,959,937	TransDigm, Inc., Term Loan—1st Lien, 4.11%, 6/9/2023	6,941,424
	TOTAL	15,285,770
	Automotive—2.0%
532,049	Allison Transmission, Inc., Term Loan—1st Lien, 3.65%, 9/23/2022	537,444
3,000,000	American Axle & Manufacturing, Inc., Term Loan—1st Lien, 1.03%, 3/10/2024	3,002,820
4,804,058	Gates Global LLC, Term Loan—1st Lien, 4.25%, 7/6/2021	4,818,782
4,432,500	TI Group Auto Systems LLC, Term Loan—1st Lien, 3.53%, 6/30/2022	4,450,962
2,387,968	Tower Automotive Holdings, Term Loan—1st Lien, 3.63%, 3/7/2024	2,386,488
	TOTAL	15,196,496
	Building Materials—1.3%
2,000,000	Abc Supply Co., Inc., Term Loan—1st Lien, 3.53%, 10/31/2023	2,007,500
1,970,000	Beacon Roofing Supply, Inc., Term Loan—1st Lien, 3.67%, 10/1/2022	1,986,745
1,990,000	HD Supply, Inc., Term Loan—1st Lien, 3.75%, 10/17/2023	2,006,169
2,249,268	HD Supply, Inc., Term Loan—1st Lien, 3.79%, 8/13/2021	2,269,657
382,699	Jeld-Wen, Inc., Term Loan—1st Lien, 4.11%, 7/1/2022	385,887
1,185,279	Ply Gem Industries, Inc., Term Loan—1st Lien, 4.00%, 1/30/2021	1,189,973
	TOTAL	9,845,931
	Cable Satellite—2.7%
3,000,000	Altice Financing SA, Term Loan—1st Lien, 3.91%, 6/22/2025	3,003,750
3,000,000	Altice US Finance I Corp., Term Loan—1st Lien, 3.36%, 7/14/2025	3,002,355
3,394,581	Altice US Finance I Corp., Term Loan—1st Lien, 3.78%, 1/25/2025	3,396,719
1,900,633	Charter Communications Operating LLC, Term Loan—1st Lien, 2.79%, 7/1/2020	1,907,893
990,000	Charter Communications Operating LLC, Term Loan—1st Lien, 3.04%, 1/15/2024	995,915
1,968,750	CSC Holdings LLC, Term Loan—1st Lien, 3.94%, 10/11/2024	1,968,140
2,420,407	Intelsat Jackson Holdings S.A., Term Loan—1st Lien, 3.89%, 6/30/2019	2,375,424
3,500,000	Virgin Media Bristol LLC, Term Loan—1st Lien, 3.66%, 1/31/2025	3,513,405
	TOTAL	20,163,601
	Chemicals—2.7%
4,000,000	Alpha 3 BV, Term Loan—1st Lien, 4.00%, 1/31/2024	4,015,020
2,690,366	Axalta Coating Systems US Holdings, Inc., Term Loan—1st Lien, 3.54%, 2/1/2023	2,716,893
3,975,025	Huntsman International LLC, Term Loan—1st Lien, 4.00%, 4/1/2023	4,016,445
2,329,091	MacDermid, Inc., Term Loan—1st Lien, 4.50%, 6/7/2020	2,357,168
877,625	MacDermid, Inc., Term Loan—1st Lien, 5.00%, 6/7/2023	881,742
4,438,390	Oxea SARL, Term Loan—1st Lien, 4.25%, 1/15/2020	4,312,650
1,990,000	PQ Corp., Term Loan—1st Lien, 5.29%, 11/4/2022	2,017,004
	TOTAL	20,316,922
	Consumer Cyclical Services—3.2%
1,995,000	Garda World Security Corp., Term Loan—1st Lien, 4.00%, 11/9/2020	2,004,726
1,046,031	Garda World Security Corp., Term Loan—1st Lien, 4.00%, 11/9/2020	1,051,130
4,089,030	Garda World Security Corp., Term Loan B—1st Lien, 4.00%, 11/9/2020	4,108,964
3,890,062	Hearthside Group Holdings LLC, Term Loan—1st Lien, 4.00%, 6/2/2021	3,928,963

Principal Amount or Shares		Value
	FLOATING RATE LOANS—continued
	Consumer Cyclical Services—continued
$2,538,462	Manitowoc Foodservice, Inc., Term Loan B—1st Lien, 4.00%, 3/3/2023	$2,569,139
3,990,000	ServiceMaster Co. LLC, Term Loan—1st Lien, 3.28%, 11/8/2023	4,033,012
2,962,500	USAGM HoldCo LLC, Term Loan—1st Lien, 4.75%, 7/28/2022	2,982,408
830,265	USAGM HoldCo LLC, Term Loan—1st Lien, 5.50%, 7/28/2022	836,699
100,861	USAGM HoldCo LLC, Term Loan—1st Lien, 5.50%, 7/28/2022	101,643
3,000,000	USAGM HoldCo LLC, Term Loan—2nd Lien, 9.50%, 7/28/2023	3,045,000
	TOTAL	24,661,684
	Consumer Products—3.1%
5,316,556	Freedom Group, Inc., Term Loan—1st Lien, 5.50%, 4/19/2019	5,192,521
3,187,609	Party City Holdings, Inc., Term Loan—1st Lien, 3.86%, 8/19/2022	3,185,043
1,452,698	Prestige Brands, Inc., Term Loan—1st Lien, 3.53%, 1/26/2024	1,468,286
4,939,255	SRAM LLC, Term Loan—1st Lien, 4.55%, 4/15/2024	4,957,777
2,992,500	Serta Simmons Bedding LLC, Term Loan—1st Lien, 4.54%, 11/8/2023	3,006,759
5,000,000	Serta Simmons Bedding LLC, Term Loan—2nd Lien, 9.04%, 11/8/2024	5,045,825
744,044	Water PIK, Inc., Term Loan—2nd Lien, 9.75%, 1/9/2021	749,625
	TOTAL	23,605,836
	Diversified Manufacturing—2.1%
3,875,707	Dynacast International LLC, Term Loan—1st Lien, 4.50%, 1/28/2022	3,892,683
2,000,000	Dynacast International LLC, Term Loan—2nd Lien, 9.50%, 1/30/2023	2,005,000
1,428,495	Entegris, Inc., Term Loan—1st Lien, 3.53%, 4/30/2021	1,440,402
6,829,580	Gardner Denver, Inc., Term Loan—1st Lien, 4.56%, 7/30/2020	6,826,916
1,995,000	Milacron LLC, Term Loan—1st Lien, 3.78%, 9/25/2023	2,008,725
	TOTAL	16,173,726
	Finance Companies—0.4%
3,000,000	Avolon Holdings Ltd., Term Loan—1st Lien, 3.79%, 1/20/2022	3,043,755
	Financial Institutions—4.4%
1,690,476	Acrisure LLC, Term Loan—1st Lien, 5.75%, 11/22/2023	1,724,494
309,524	Acrisure LLC, Term Loan—1st Lien, 5.78%, 11/22/2023	313,006
5,960,100	AssuredPartners, Inc., Term Loan—1st Lien, 5.25%, 10/21/2022	6,015,231
4,000,000	Assuredpartners, Inc., Term Loan—2nd Lien, 10.00%, 10/20/2023	4,058,000
1,915,650	Clipper Acquisitions Corp., Term Loan—1st Lien, 3.31%, 2/6/2020	1,926,033
2,992,500	NFP Corp., Term Loan—1st Lien, 4.50%, 1/8/2024	3,027,108
496,250	Sedgwick Claims Management Services, Inc., Term Loan—1st Lien, 4.25%, 2/28/2021	498,111
2,905,138	Sedgwick, Inc., Term Loan—1st Lien, 3.75%, 2/28/2021	2,907,418
3,000,000	Sedgwick, Inc., Term Loan—2nd Lien, 6.75%, 2/28/2022	3,005,625
4,000,000	Sedgwick, Inc., Term Loan—2nd Lien, 6.80%, 2/28/2022	4,010,000
1,000,000	Virtus Investment Partners, Inc., Term Loan—1st Lien, 4.86%, 3/3/2024	1,015,000
2,977,500	WEX, Inc., Term Loan—1st Lien, 4.28%, 7/1/2023	3,018,173
1,950,000	York Risk Services Group, Inc., Term Loan—1st Lien, 4.75%, 10/1/2021	1,906,739
	TOTAL	33,424,938
	Food & Beverage—2.8%
3,376,516	Amplify Snack Brands, Inc., Term Loan—1st Lien, 6.50%, 9/2/2023	3,286,836
3,000,000	Aramark Services, Inc., Term Loan—1st Lien, 3.10%, 3/28/2024	3,023,130
5,912,589	Del Monte Foods, Inc., Term Loan—1st Lien, 4.31%, 2/18/2021	4,917,294
3,000,000	Del Monte Pacific Ltd., Term Loan—2nd Lien, 8.31%, 8/18/2021	2,009,055
4,389,000	Pinnacle Foods Finance LLC, Term Loan—1st Lien, 2.81%, 2/3/2024	4,413,183
3,860,825	U.S. Foodservice, Inc., Term Loan—1st Lien, 3.53%, 6/27/2023	3,902,136
	TOTAL	21,551,634

Principal Amount or Shares		Value
	FLOATING RATE LOANS—continued
	Gaming—3.9%
$1,274,750	Affinity Gaming LLC, Term Loan—1st Lien, 4.50%, 7/1/2023	$1,283,781
3,000,000	Affinity Gaming LLC, Term Loan—2nd Lien, 9.41%, 9/30/2024	3,028,125
1,905,403	American Casino & Entertainment, Term Loan—1st Lien, 4.25%, 7/7/2022	1,922,075
2,000,000	Boyd Gaming Corp., Term Loan—1st Lien, 3.64%, 9/15/2023	2,014,530
4,000,000	Eldorado Resorts, Inc., Term Loan—1st Lien, 3.40%, 3/16/2024	4,000,000
1,969,937	Eldorado Resorts, Inc., Term Loan—1st Lien, 4.25%, 7/23/2022	1,971,169
495,000	MGM Growth Properties, Term Loan—1st Lien, 3.28%, 4/25/2023	498,094
5,985,000	Mohegan Tribal Gaming Authority, Term Loan—1st Lien, 5.50%, 10/13/2023	6,013,040
1,000,000	Penn National Gaming, Inc., Term Loan—1st Lien, 3.28%, 1/19/2024	1,008,000
243,333	Pinnacle Entertainment, Inc., Term Loan B—1st Lien, 1.00%, 4/28/2023	246,528
1,443,750	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Term Loan—1st Lien, 3.75%, 5/14/2020	1,454,282
2,977,500	Station Casinos LLC, Term Loan—1st Lien, 3.45%, 6/8/2023	2,984,765
2,895,000	Tropicana Entertainment, Inc., Term Loan—1st Lien, 4.00%, 11/27/2020	2,914,020
	TOTAL	29,338,409
	Health Care—14.7%
2,962,500	Acadia Healthcare Co., Inc., Term Loan—1st Lien, 4.04%, 2/16/2023	2,982,867
2,935,063	Air Medical Group Holdings, Inc., Term Loan—1st Lien, 4.25%, 4/28/2022	2,939,642
992,500	Air Medical Group Holdings, Inc., Term Loan—1st Lien, 5.00%, 4/28/2022	996,018
3,363,820	Carestream Health, Inc., Term Loan—1st Lien, 5.00%, 6/7/2019	3,257,018
4,811,760	Carestream Health, Inc., Term Loan—2nd Lien, 9.50%, 12/7/2019	4,323,727
4,457,487	CHG Healthcare Services, Inc., Term Loan—1st Lien, 4.75%, 6/7/2023	4,519,335
326,954	CHS/Community Health Systems, Inc., Term Loan—1st Lien, 3.75%, 12/31/2019	325,394
5,446,967	CHS/Community Health Systems, Inc., Term Loan—1st Lien, 4.05%, 1/27/2021	5,381,957
3,957,462	Endo Luxembourg Finance, Term Loan—1st Lien, 3.75%, 9/25/2022	3,959,105
6,982,500	Envision Healthcare Corp., Term Loan—1st Lien, 4.00%, 12/1/2023	7,052,325
7,500,000	Grifols Worldwide Operations USA, Inc., Term Loan—1st Lien, 3.19%, 1/31/2025	7,521,225
498,750	HCA, Inc., Term Loan—1st Lien, 3.03%, 2/15/2024	503,471
248,125	HCA, Inc., Term Loan—1st Lien, 4.03%, 3/18/2023	249,607
936,376	HCR Manor Care, Inc., Term Loan—1st Lien, 5.00%, 4/6/2018	870,830
3,856,819	Iasis Healthcare, Term Loan—1st Lien, 4.50%, 5/3/2018	3,867,367
9,121,038	Multiplan, Inc., Term Loan—1st Lien, 5.15%, 6/7/2023	9,249,690
2,887,637	National Mentor Holdings, Inc., Term Loan—1st Lien, 4.25%, 1/31/2021	2,901,180
9,816,662	Ortho-Clinical Diagnostics, Inc., Term Loan—1st Lien, 4.90%, 6/30/2021	9,779,850
3,970,000	PCI Pharma Services, Term Loan—1st Lien, 5.00%, 7/1/2023	3,967,539
3,000,000	PCI Pharma Services, Term Loan—2nd Lien, 9.75%, 7/1/2024	2,985,000
3,970,000	Precyse Acquisition Corp., Term Loan B—1st Lien, 6.50%, 10/20/2022	3,997,314
2,992,500	Press Ganey Holdings, Inc., Term Loan—1st Lien, 4.25%, 10/21/2023	3,004,664
3,000,000	Press Ganey Holdings, Inc., Term Loan—2nd Lien, 8.25%, 10/21/2024	3,071,250
2,925,000	Radnet Management, Inc., Term Loan—1st Lien, 4.40%, 6/30/2023	2,950,594
6,600,000	Radnet Management, Inc., Term Loan—2nd Lien, 8.15%, 3/25/2021	6,649,500
5,947,443	Sterigenics-Nordion Holdings LLC, Term Loan—1st Lien, 4.25%, 5/15/2022	5,966,029
6,000,000	Team Health Holdings, Inc., Term Loan—1st Lien, 3.75%, 2/6/2024	5,966,250
2,639,559	Vizient, Inc., Term Loan—1st Lien, 5.00%, 2/11/2023	2,664,305
	TOTAL	111,903,053
	Independent Energy—2.0%
3,000,000	California Resources Corp., Term Loan—1st Lien, 11.38%, 12/31/2021	3,330,000
5,000,000	Chesapeake Energy Corp., Term Loan—1st Lien, 8.55%, 8/23/2021	5,335,425
3,350,000	Fieldwood Energy LLC, Term Loan—1st Lien, 8.27%, 9/30/2020	2,914,500
1,000,000	Fieldwood Energy LLC, Term Loan—1st Lien, 8.00%, 8/31/2020	951,255

Principal Amount or Shares		Value
	FLOATING RATE LOANS—continued
	Independent Energy—continued
$891,882	Fieldwood Energy, Term Loan—1st Lien, 3.88%, 9/28/2018	$858,436
2,396,305	Fieldwood Energy, Term Loan—2nd Lien, 8.38%, 9/30/2020	1,743,312
	TOTAL	15,132,928
	Industrial - Other—2.1%
6,380,270	Filtration Group, Inc., Term Loan—1st Lien, 4.25%, 11/21/2020	6,438,108
4,611,689	Hillman Group, Inc., Term Loan—1st Lien, 4.65%, 6/30/2021	4,653,955
3,000,000	Unifrax I LLC, Term Loan—1st Lien, 4.90%, 3/31/2024	3,026,250
1,531,669	Unifrax Investment Corp., Term Loan—1st Lien, 4.25%, 11/28/2018	1,534,732
	TOTAL	15,653,045
	Insurance - P&C—0.9%
6,839,736	Hub International Ltd., Term Loan—1st Lien, 4.00%, 10/2/2020	6,884,844
	Leisure—0.5%
2,000,000	AMC Entertainment Holdings, Inc., Term Loan—1st Lien, 3.73%, 12/15/2023	2,020,320
995,000	Live Nation Entertainment, Inc., Term Loan—1st Lien, 3.31%, 10/27/2023	1,006,194
493,772	Regal Cinemas Corp., Term Loan—1st Lien, 3.28%, 4/1/2022	499,173
	TOTAL	3,525,687
	Lodging—1.1%
2,992,500	Four Seasons Holdings, Inc., Term Loan—1st Lien, 3.99%, 11/30/2023	3,028,739
2,167,547	Hilton Worldwide Finance LLC, Term Loan—1st Lien, 2.98%, 10/25/2023	2,186,881
2,752,858	Intrawest Resorts Holdings, Inc., Term Loan—1st Lien, 4.50%, 12/9/2020	2,770,064
	TOTAL	7,985,684
	Media Entertainment—4.8%
1,650,000	CBS Outdoor Americas Capital LLC/Corp., Term Loan—1st Lien, 3.36%, 3/16/2024	1,664,025
1,354,741	CBS Radio, Inc., Term Loan—1st Lien, 4.50%, 10/17/2023	1,367,441
8,718,096	Emerald Expo Holdings, Inc., Term Loan—1st Lien, 4.75%, 6/17/2020	8,799,872
1,908,333	Entercom Radio LLC, Term Loan—1st Lien, 4.56%, 11/1/2023	1,922,884
3,598,331	Entravision, Term Loan—1st Lien, 3.50%, 5/31/2020	3,616,323
1,800,000	Lions Gate Entertainment Corp., Term Loan—1st Lien, 3.85%, 12/8/2023	1,813,500
1,093,750	Match Group, Inc., Term Loan—1st Lien, 4.29%, 11/16/2022	1,109,478
1,985,000	McGraw Hill Global Education Holdings LLC, Term Loan—1st Lien, 5.00%, 5/4/2022	1,967,770
168,727	Mission Broadcasting, Inc., Term Loan—1st Lien, 3.94%, 1/17/2024	170,415
4,850,405	NEP/NCP Holdco, Inc., Term Loan—1st Lien, 4.25%, 1/22/2020	4,863,525
3,500,000	NEP/NCP Holdco, Inc., Term Loan—2nd Lien, 10.00%, 7/22/2020	3,552,500
1,740,364	Nexstar Broadcasting, Inc., Term Loan—1st Lien, 3.94%, 1/17/2024	1,757,767
997,500	Nielsen Finance LLC/Nielsen Finance Co., Term Loan—1st Lien, 3.35%, 10/4/2023	1,005,071
2,147,160	SGS International LLC, Term Loan—1st Lien, 4.25%, 10/17/2019	2,163,264
794,293	Tribune Media Co., Term Loan—1st Lien, 3.78%, 1/27/2024	800,647
63,569	Tribune Media Co., Term Loan—1st Lien, 3.78%, 12/27/2020	64,245
	TOTAL	36,638,727
	Metals & Mining—0.5%
4,000,000	Peabody Energy Corp., Term Loan—1st Lien, 5.61%, 3/31/2022	4,007,000
	Midstream—2.0%
1,839,703	EMG Utica LLC, Term Loan—1st Lien, 4.75%, 3/27/2020	1,851,201
5,483,824	Energy Transfer Equity LP, Term Loan—1st Lien, 3.54%, 2/2/2024	5,479,546
3,980,000	Gulf Finance LLC, Term Loan—1st Lien, 6.25%, 8/25/2023	3,981,652
3,500,000	Summit Midstream Holdings LLC, Term Loan—1st Lien, 7.02%, 5/21/2022	3,570,000
	TOTAL	14,882,399
	Packaging—5.2%
997,500	Anchor Glass Container Corp., Term Loan—1st Lien, 4.25%, 12/7/2023	1,005,610

Principal Amount or Shares		Value
	FLOATING RATE LOANS—continued
	Packaging—continued
$500,000	Anchor Glass Container Corp., Term Loan—2nd Lien, 8.75%, 12/7/2024	$510,938
1,000,000	Berry Plastics Group, Inc., Term Loan—1st Lien, 3.28%, 1/13/2024	1,007,775
2,043,826	Berry Plastics Group, Inc., Term Loan—1st Lien, 3.11%, 2/8/2020	2,058,674
12,000,000	BWay Corp., Term Loan—1st Lien, 4.38%, 3/23/2024	11,983,140
1,500,000	Flex Acquisition Co., Inc., Term Loan—1st Lien, 4.25%, 12/29/2023	1,510,545
1,995,000	Fortress Merger Sub., Inc., Term Loan—1st Lien, 5.00%, 10/19/2023	2,009,963
1,000,000	Fortress Merger Sub., Inc., Term Loan—2nd Lien, 9.50%, 10/21/2024	1,007,500
1,514,728	Multi Packaging Solutions, Inc., Term Loan—1st Lien, 4.25%, 9/30/2020	1,516,622
565,147	Multi Packaging Solutions, Inc., Term Loan—1st Lien, 4.25%, 9/30/2020	565,853
1,957,475	Multi Packaging Solutions, Inc., Term Loan—1st Lien, 4.25%, 10/3/2023	1,961,556
4,142,996	Reynolds Group Holdings, Inc., Term Loan—1st Lien, 3.78%, 2/5/2023	4,163,939
3,374,597	SIG Combibloc, Term Loan—1st Lien, 4.12%, 3/13/2022	3,404,344
4,200,076	Signode Industrial Group, Term Loan—1st Lien, 4.00%, 5/1/2021	4,219,774
1,651,285	Tekni-Plex, Inc., Term Loan—1st Lien, 4.50%, 6/1/2022	1,657,477
825,000	Tekni-Plex, Inc., Term Loan—2nd Lien, 8.75%, 6/1/2023	826,031
	TOTAL	39,409,741
	Pharmaceuticals—2.5%
1,387,500	AMAG Pharmaceutical, Inc., Term Loan—1st Lien, 4.75%, 8/17/2021	1,391,552
3,495,606	IMS Health, Inc., Term Loan—1st Lien, 2.91%, 3/7/2024	3,530,562
5,000,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Term Loan—1st Lien, 3.75%, 9/24/2024	5,003,125
6,639,968	Pharmaceutical Product Development, Inc., Term Loan—1st Lien, 4.25%, 8/18/2022	6,670,047
2,489,339	Valeant Pharmaceuticals International, Inc., Term Loan—1st Lien, 5.57%, 4/1/2022	2,499,147
	TOTAL	19,094,433
	Refining—0.3%
2,227,500	Western Refining, Inc., Term Loan—1st Lien, 5.50%, 6/23/2023	2,231,677
	Restaurants—1.1%
1,492,500	Yum! Brands, Inc., Term Loan—1st Lien, 2.98%, 6/16/2023	1,501,985
6,978,351	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Term Loan—1st Lien, 3.25%, 2/17/2024	6,992,901
	TOTAL	8,494,886
	Retailers—2.1%
1,801,659	Academy Ltd., Term Loan—1st Lien, 5.00%, 7/2/2022	1,339,984
2,943,750	JC Penney Corp., Inc., Term Loan—1st Lien, 5.25%, 6/23/2023	2,928,295
1,894,476	Michaels Stores, Inc., Term Loan—1st Lien, 3.75%, 1/28/2023	1,891,719
2,970,000	PETCO Animal Supplies, Inc., Term Loan—1st Lien, 4.29%, 1/26/2023	2,806,650
1,965,000	PetSmart, Inc., Term Loan—1st Lien, 4.02%, 3/10/2022	1,881,487
2,938,642	Talbots, Inc., Term Loan—1st Lien, 5.50%, 3/19/2020	2,637,432
2,998,060	Talbots, Inc., Term Loan—2nd Lien, 9.50%, 3/19/2021	2,578,332
	TOTAL	16,063,899
	Services—1.7%
1,918,901	Acosta Holdco, Inc., Term Loan—1st Lien, 4.25%, 9/26/2021	1,805,763
1,935,137	Brickman Group Holdings, Inc., Term Loan—1st Lien, 4.00%, 12/18/2020	1,943,380
4,159,548	Brickman Group Holdings, Inc., Term Loan—2nd Lien, 7.50%, 12/18/2021	4,194,218
1,980,000	KAR Auction Services, Inc., Term Loan—1st Lien, 4.38%, 3/9/2023	2,005,166
2,992,500	USIC Holdings, Inc., Term Loan—1st Lien, 6.75%, 12/9/2023	3,016,814
	TOTAL	12,965,341
	Supermarkets—0.1%
498,750	Albertsons LLC, Term Loan—1st Lien, 4.41%, 6/22/2023	502,039
	Technology—17.8%
5,000,000	Aerial Merger Sub, Inc., Term Loan—1st Lien, 4.75%, 3/1/2024	5,070,325

Principal Amount or Shares		Value
	FLOATING RATE LOANS—continued
	Technology—continued
$4,000,000	Aerial Merger Sub, Inc., Term Loan—2nd Lien, 9.00%, 3/2/2025	$4,047,500
2,205,593	Applied Systems, Inc., Term Loan—1st Lien, 4.00%, 1/23/2021	2,220,205
3,005,683	Applied Systems, Inc., Term Loan—2nd Lien, 7.50%, 1/23/2022	3,037,242
4,705,009	BMC Software, Inc., Term Loan—1st Lien, 5.00%, 9/10/2020	4,719,453
4,000,000	CCC Information Services, Inc., Term Loan—1st Lien, 4.15%, 3/31/2024	4,035,000
1,000,000	CCC Information Services, Inc., Term Loan—2nd Lien, 7.90%, 3/31/2025	1,012,500
1,920,506	CDW LLC, Term Loan—1st Lien, 3.00%, 8/17/2023	1,932,912
1,990,000	Camelot Finance LP, Term Loan—1st Lien, 4.75%, 10/3/2023	1,996,229
1,754,000	CommScope, Inc., Term Loan—1st Lien, 3.28%, 12/29/2022	1,769,891
3,890,750	Compuware Corp., Term Loan—1st Lien, 5.25%, 12/15/2021	3,906,799
3,409,611	Compuware Corp., Term Loan—2nd Lien, 9.25%, 12/15/2022	3,436,615
1,646,250	DELL International LLC, Term Loan—1st Lien, 3.35%, 9/7/2023	1,655,082
1,590,000	Diebold, Inc., Term Loan—1st Lien, 5.38%, 11/6/2023	1,617,324
2,446	Epicor Software Corp., Term Loan—1st Lien, 4.75%, 6/1/2022	2,454
2,949,519	Epicor Software Corp., Term Loan—1st Lien, 5.00%, 6/1/2022	2,961,819
2,705,412	First Data Corp., Term Loan—1st Lien, 3.98%, 3/24/2021	2,729,084
500,000	First Data Corp., Term Loan—1st Lien, 3.98%, 7/10/2022	504,375
1,000,000	Gartner, Inc., Term Loan—1st Lien, 3.01%, 3/16/2024	1,009,375
3,054,446	Hyland Software, Inc., Term Loan—1st Lien, 4.03%, 7/1/2022	3,096,444
2,120,545	Infor US, Inc., Term Loan—1st Lien, 3.75%, 2/1/2022	2,117,322
2,914,028	Informatica Corp., Term Loan—1st Lien, 4.50%, 8/6/2022	2,903,334
3,250,000	Ivanti Software, Inc., Term Loan—1st Lien, 5.25%, 1/20/2024	3,272,685
2,487,500	JD Power & Associates, Term Loan—1st Lien, 5.25%, 9/7/2023	2,506,156
1,000,000	JD Power & Associates, Term Loan—2nd Lien, 9.50%, 9/7/2024	1,015,000
1,995,000	JDA Software Group, Inc., Term Loan—1st Lien, 4.50%, 10/12/2023	2,011,419
4,987,500	Kronos, Inc., Term Loan—1st Lien, 5.03%, 11/1/2023	5,022,063
3,500,000	Kronos, Inc., Term Loan—2nd Lien, 9.28%, 11/1/2024	3,621,415
2,000,000	Landesk Software Group, Inc., Term Loan—2nd Lien, 10.00%, 1/23/2025	1,988,000
3,821,094	Lattice Semiconductor Corp., Term Loan—1st Lien, 5.25%, 3/10/2021	3,825,870
997,500	Leidos Innovations Corp., Term Loan—1st Lien, 3.06%, 8/16/2023	1,007,974
1,485,264	Microsemi Corp., Term Loan—1st Lien, 3.23%, 1/15/2023	1,495,008
2,207,508	ON Semiconductor Corp., Term Loan—1st Lien, 4.40%, 3/31/2023	2,174,395
2,500,000	Optiv Security, Inc., Term Loan—1st Lien, 4.25%, 2/1/2024	2,517,200
4,000,000	Optiv Security, Inc., Term Loan—2nd Lien, 8.25%, 2/1/2025	4,082,500
3,990,000	Rackspace Hosting, Inc., Term Loan—1st Lien, 4.65%, 11/3/2023	4,024,633
1,927,722	Renaissance Learning, Inc., Term Loan—1st Lien, 4.75%, 4/9/2021	1,938,565
4,500,000	Renaissance Learning, Inc., Term Loan—2nd Lien, 8.00%, 4/11/2022	4,498,133
2,922,376	Riverbed Technology, Inc., Term Loan—1st Lien, 4.25%, 4/24/2022	2,923,297
3,980,000	Rocket Software, Inc., Term Loan—1st Lien, 5.25%, 9/28/2023	4,031,402
1,500,000	Rocket Software, Inc., Term Loan—2nd Lien, 10.50%, 10/14/2024	1,523,910
113,161	SS&C European Holdings SARL, Term Loan—1st Lien, 3.03%, 7/8/2022	113,881
1,323,767	SS&C Technologies, Inc., Term Loan—1st Lien, 3.03%, 7/8/2022	1,332,179
818,934	Sabre GLBL, Inc., Term Loan—1st Lien, 3.80%, 2/22/2024	826,612
4,957,481	Solera Holdings, Inc., Term Loan—1st Lien, 4.25%, 3/3/2023	4,988,813
2,903,897	Sophia LP, Term Loan—1st Lien, 4.40%, 9/30/2022	2,907,077
4,919,786	Tibco Software, Inc., Term Loan—1st Lien, 5.50%, 12/4/2020	4,981,800
4,832,810	Transunion LLC, Term Loan—1st Lien, 3.28%, 4/9/2023	4,870,071
995,000	Versum Materials, Inc., Term Loan—1st Lien, 3.50%, 9/30/2023	1,007,283
2,985,000	Vf Holding Corp., Term Loan—1st Lien, 4.25%, 6/17/2023	3,003,656

Principal Amount or Shares			Value
		FLOATING RATE LOANS—continued
		Technology—continued
$2,173,872		Wall Street Systems Delaware, Inc., Term Loan—1st Lien, 4.50%, 8/31/2023	$2,186,774
		TOTAL	135,479,055
		Utility - Electric—1.2%
997,500		Dayton Power & Light Co., Term Loan—1st Lien, 4.04%, 8/24/2022	1,006,851
1,995,000		Vistra Operations Co. LLC, Term Loan—1st Lien, 4.19%, 8/4/2023	2,000,736
5,790,084		Calpine Construction Finance Co., Term Loan—1st Lien, 3.28%, 1/31/2022	5,799,117
		TOTAL	8,806,704
		Wireless Communications—1.3%
10,000,000		Sprint Communications, Inc., Term Loan—1st Lien, 3.31%, 2/2/2024	10,010,750
		TOTAL FLOATING RATE LOANS (IDENTIFIED COST $697,881,160)	702,280,594
		EXCHANGE-TRADED FUND—4.5%
1,475,000		PowerShares Senior Loan Portfolio (IDENTIFIED COST $33,669,730)	34,308,500
		INVESTMENT COMPANY—8.7%
65,909,285	[1]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.09%[2] (IDENTIFIED COST $65,913,174)	65,929,058
		TOTAL INVESTMENTS—105.7% (IDENTIFIED COST $797,464,064)[3]	802,518,152
		OTHER ASSETS AND LIABILITIES - NET—(5.7)%[4]	(43,107,709)
		TOTAL NET ASSETS—100%	$759,410,443
1	Affiliated holding.
Transactions involving the affiliated holding during the period ended March 31, 2017, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 6/30/2016	20,494,456
Purchases/Additions	295,068,108
Sales/Reductions	(249,653,279)
Balance of Shares Held 3/31/2017	65,909,285
Value	$65,929,058
Dividend Income	$224,757
2	7-day net yield.
3	At March 31, 2017, the cost of investments for federal tax purposes was $797,464,064. The net unrealized appreciation of investments for federal tax purposes was $5,054,088. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $9,734,938 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,680,850.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2017.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities and floating rate loans are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of March 31, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Floating Rate Loans	$—	$702,280,594	$—	$702,280,594
Exchange-Traded Fund	34,308,500	—	—	34,308,500
Investment Company	65,929,058	—	—	65,929,058
TOTAL SECURITIES	$100,237,558	$702,280,594	$—	$802,518,152

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Core Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher

Principal Executive Officer

Date July 25, 2017

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 25, 2017